UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 19.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	493,830	$15,526,015

Internet Software & Services - 0.3%
Alphabet, Inc. - Class C(a)	3,100	2,377,855

IT Services - 1.2%
Xerox Corp.	886,430	8,731,336

Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials, Inc.	316,770	9,452,417
Intel Corp.	784,545	28,157,320
Texas Instruments, Inc.	141,920	9,869,116
Xilinx, Inc.	98,780	5,354,864

		52,833,717

Software - 3.3%
Microsoft Corp.	355,390	20,420,709
Oracle Corp.	89,980	3,708,976

		24,129,685

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	92,200	9,782,420
HP, Inc.	1,719,030	24,702,461
NCR Corp.(a)	63,300	2,142,705

		36,627,586

		140,226,194

Financials - 18.2%
Banks - 6.9%
Bank of America Corp.	442,590	7,143,403
Fifth Third Bancorp	97,470	1,964,995
JPMorgan Chase & Co.	247,130	16,681,275
PNC Financial Services Group, Inc. (The)	44,500	4,009,450
Wells Fargo & Co.	416,610	21,163,788

		50,962,911

Capital Markets - 0.4%
FS Investment Corp.(b)	300,000	2,961,000

Consumer Finance - 2.0%
Capital One Financial Corp.	103,585	7,416,686
Discover Financial Services	115,230	6,913,800

		14,330,486

Insurance - 8.9%
Allstate Corp. (The)	175,560	12,106,618
American International Group, Inc.	255,900	15,310,497
First American Financial Corp.	472,060	20,341,065
FNF Group	365,420	13,772,680
Old Republic International Corp.	223,000	4,288,290

		65,819,150

		134,073,547

Company	Shares	U.S. $ Value
Health Care - 11.9%
Biotechnology - 1.1%
Gilead Sciences, Inc.	101,290	$7,939,110

Health Care Providers & Services - 2.4%
Aetna, Inc.	126,320	14,794,598
Anthem, Inc.	26,720	3,342,138

		18,136,736

Pharmaceuticals - 8.4%
Johnson & Johnson	211,240	25,209,382
Merck & Co., Inc.	154,260	9,685,985
Pfizer, Inc.	777,190	27,046,212

		61,941,579

		88,017,425

Consumer Staples - 11.8%
Beverages - 1.2%
PepsiCo, Inc.	86,510	9,234,943

Household Products - 3.9%
Clorox Co. (The)	58,430	7,656,667
Kimberly-Clark Corp.	92,260	11,814,816
Procter & Gamble Co. (The)	105,820	9,239,144

		28,710,627

Tobacco - 6.7%
Altria Group, Inc.	443,560	29,314,880
Philip Morris International, Inc.	158,990	15,887,871
Reynolds American, Inc.	37,000	1,834,090
Universal Corp./VA	41,500	2,497,055

		49,533,896

		87,479,466

Industrials - 10.6%
Aerospace & Defense - 3.7%
B/E Aerospace, Inc.	78,330	3,959,582
L-3 Communications Holdings, Inc.	70,600	10,506,692
Lockheed Martin Corp.	52,020	12,639,299

		27,105,573

Airlines - 1.3%
Delta Air Lines, Inc.	261,160	9,597,630

Commercial Services & Supplies - 1.8%
RR Donnelley & Sons Co.	246,320	4,212,072
Waste Management, Inc.	143,810	9,195,211

		13,407,283

Electrical Equipment - 3.0%
Eaton Corp. PLC	330,240	21,974,170

Industrial Conglomerates - 0.1%
3M Co.	6,570	1,177,607

Machinery - 0.7%
Illinois Tool Works, Inc.	42,100	5,003,585

Company	Shares	U.S. $ Value
		$78,265,848

Consumer Discretionary - 9.5%
Auto Components - 1.0%
Magna International, Inc. (New York) - Class A	186,850	7,530,055

Automobiles - 1.2%
Ford Motor Co.	582,720	7,342,272
General Motors Co.	58,000	1,851,360

		9,193,632

Hotels, Restaurants & Leisure - 2.1%
McDonald’s Corp.	137,300	15,880,118

Leisure Products - 0.8%
Hasbro, Inc.	67,850	5,546,059

Media - 2.8%
Comcast Corp. - Class A	175,250	11,436,815
Interpublic Group of Cos., Inc. (The)	227,830	5,271,986
Regal Entertainment Group - Class A(b)	176,350	3,770,363

		20,479,164

Multiline Retail - 0.5%
Target Corp.	51,610	3,622,506

Specialty Retail - 1.1%
Home Depot, Inc. (The)	58,090	7,791,031

		70,042,565

Energy - 6.8%
Energy Equipment & Services - 2.8%
Helmerich & Payne, Inc.(b)	264,470	15,989,856
Schlumberger Ltd.	65,618	5,183,822

		21,173,678

Oil, Gas & Consumable Fuels - 4.0%
Devon Energy Corp.	76,900	3,332,077
Exxon Mobil Corp.	200,600	17,480,284
Hess Corp.	122,620	6,658,266
Occidental Petroleum Corp.	24,500	1,882,825

		29,353,452

		50,527,130

Utilities - 6.3%
Electric Utilities - 3.7%
American Electric Power Co., Inc.	134,820	8,705,327
Edison International	118,280	8,601,322
Portland General Electric Co.	81,640	3,437,860
PPL Corp.	187,409	6,518,085

		27,262,594

Multi-Utilities - 2.6%
Ameren Corp.	37,000	1,828,540
NiSource, Inc.	535,510	12,820,110

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	101,090	$4,322,608

		18,971,258

		46,233,852

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	332,250	13,582,380
Frontier Communications Corp.	398,000	1,830,800
Verizon Communications, Inc.	192,830	10,090,794

		25,503,974

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.(a)	83,450	3,867,073

		29,371,047

Materials - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	122,400	3,182,400
LyondellBasell Industries NV - Class A	36,500	2,879,485
Scotts Miracle-Gro Co. (The) - Class A	39,500	3,270,600

		9,332,485

Total Common Stocks (cost $627,388,326)		733,569,559

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24%(c) (d) (cost $3,154,146)	3,154,146	3,154,146

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $630,542,472)		736,723,705

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24%(c) (d) (cost $23,543,917)	23,543,917	23,543,917

Total Investments - 103.0% (cost $654,086,389)(e)		760,267,622
Other assets less liabilities - (3.0)%		(22,144,990)

Net Assets - 100.0%		$738,122,632

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,862,822 and gross unrealized depreciation of investments was $(10,681,589), resulting in net unrealized appreciation of $106,181,233.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Equity Income Fund, Inc.

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$733,569,559		$	– 0	–	$	– 0	–	$733,569,559
Short-Term Investments	3,154,146			– 0	–		– 0	–	3,154,146
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	23,543,917			– 0	–		– 0	–	23,543,917

Total Investments in Securities	760,267,622			– 0	–		– 0	–	760,267,622
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$760,267,622		$	– 0	–	$	– 0	–	$760,267,622

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$– 0 –	$268,392	$265,238	$3,154	$11

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$– 0 –	$59,068	$35,524	$23,544	$9,412

AB Government Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$35,157	$70,561	$105,718	$– 0 –	$27,621

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016